Operating expenses and crude oil stock fluctuation - Schedule of crude oil fluctuation (Parenthetical) (Detail) - PELSA [member] - USD ($) $ in Thousands	Dec. 31, 2018	Apr. 04, 2018
Disclosure of detailed information about business combination [line items]
Inventories acquired	$ 2,201	$ 3,952
Percentage of direct interest	3.85%